Impairment Losses and Provisions - Summary of Impairment Losses and Provisions (Detail) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Impairment Loss And Provisions [Abstract]
Loans and advances to customers (See Note 15)		£ 257	£ 132	£ 156
Recoveries of loans and advances, net of collection costs (See Note 15)		(54)	(65)	(90)
Impairment loss on financial assets		203	67	66
Provisions for other liabilities and charges (See Note 27)		385	397	762
Provisions for residual value and voluntary termination (See Note 15)		8
Provisions for other liabilities and charges	£ 35	393	397	762
Total operating impairment losses, provisions and charges		£ 596	£ 464	£ 828